Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement Income Fund	Fidelity Managed Retirement Income Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement Income Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement Income Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement Income Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	2.76%	5.34%	5.73%	1.53%	3.94%	4.68%	1.86%	3.72%	4.19%	(1.54%)	3.57%	2.90%	3.09%	5.64%	5.79%